Other financial assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Advances related to CRO contracts			€ 4,665	€ 4,929	€ 12,172	€ 12,187
Disount rate applied to long-term advances	6.83%
Cash advances and loans made to CRO	€ 5,538	€ 1,620
Bottom of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.09%				0.19%
Top of range
Disclosure of financial assets [line items]
Disount rate applied to long-term advances		7.59%				7.16%